UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04379

Plan Investment Fund, Inc.

(Exact name of registrant as specified in charter)

2 Mid America Plaza

Suite 200

Oakbrook Terrace, Illinois 60181

(Address of principal executive offices)(Zip code)

Susan A. Pickar, President and Chief Executive Officer

2 Mid America Plaza

Oakbrook Terrace, Illinois 60181

(Name and address of agent for service)

COPY TO:

Robert F. Weber, Esq.

Seyfarth Shaw LLP

131 S. Dearborn Street

Suite 2400

Chicago, Illinois 60603

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2014

ADMINISTRATOR

BCS Financial Services Corporation

2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(800) 621-9215

August 28, 2014

Dear Investors:

On behalf of the Board of Trustees, I am pleased to submit the 2014 Semi-Annual Report for Plan Investment Fund, Inc. (“PIF”). It is an honor to serve as your new President and Chief Executive Officer and I am thankful for the Board’s shared commitment to PIF. Our Trustees consistently provide outstanding leadership and direction in the strategic and operating activities of our four portfolios.

As you are all aware, on July 23, 2014, the Securities and Exchange Commission (“SEC”) adopted Money Market Reform to Rule 2a-7. PIF is well positioned to excel under these new Money Market regulations. We provide an overview of the Money Market Reform regulations as well as PIF’s competitive position in light of these new regulations on PIF’s website, www.pif.com.

As we move forward together into the remaining months of 2014 and beyond, the outlook for PIF is full of opportunity. Thank you for your ongoing support. As always, your ideas or comments regarding Plan Investment Fund are welcome.

Sincerely,

Susan A. Pickar

President and Chief Executive Officer

Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the PIF money market portfolios seek to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the portfolios.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher quality bonds generally offer less risk than longer term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

This report is intended for shareholders of the Funds and is preceded or accompanied by a current prospectus.

Government/REPO Portfolio (Unaudited) Schedule of Investments June 30, 2014

Par Value		Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS – 100.0%
$ 25,000,000	Deutsche Bank Securities, Inc. To be repurchased at $25,000,035 (collateralized by $17,879,100 par amount of a U.S. Treasury Bond, 6.25%; due 05/15/2030; Total Fair Value $25,500,075)	0.05%	07/01/14	$25,000,000
16,419,000	Goldman Sachs & Co. To be repurchased at $16,419,046 (collateralized by $16,734,595 par amount of a Federal National Mortgage Backed Security, 3.62%; due 02/01/2018; Total Fair Value $16,911,571)	0.10%	07/01/14	16,419,000
25,000,000	HSBC Securities (USA), Inc. To be repurchased at $25,000,056 (collateralized by $29,260,000 par amount of a Federal National Mortgage Backed Security, 2.50%; due 01/01/2028; Total Fair Value $25,750,418)	0.08%	07/01/14	25,000,000
18,926,000	Morgan Stanley & Co., LLC To be repurchased at $18,926,063 (collateralized by $165,083,132 par amount of Federal Home Loan Mortgage Corporation Participating Certificates/Gold Participating Shares and Federal National Mortgage Backed Securities, 1.95% to 6.50%; due 05/01/2023 to 07/01/2046; Total Fair Value $19,493,781)	0.12%	07/01/14	18,926,000
23,000,000	RBC Capital Markets, LLC To be repurchased at $23,000,058 (collateralized by $29,133,000 par amount of Federal Home Loan Mortgage Corporation Participating Certificates/ Gold Participating Shares, Federal National Mortgage Backed Securities and Government National Mortgage Association, 2.23% to 4.00%; due 03/01/2027 to 07/01/2044; Total Fair Value $23,681,759)	0.09%	07/01/14	23,000,000
15,000,000	SG Americas Securities, LLC To be repurchased at $15,000,033 (collateralized by $15,367,400 par amount of U.S. Treasury Notes, 0.50% to 8.13%; due 06/15/2016 to 04/30/2020; Total Fair Value $15,300,030)	0.08%	07/01/14	15,000,000

See accompanying notes to financial statements.

Government/REPO Portfolio (Unaudited) Schedule of Investments June 30, 2014 (Concluded)

Par Value		Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS (continued)
$ 13,000,000	TD Securities (USA), LLC To be repurchased at $13,000,033 (collateralized by $13,304,500 par amount of U.S. Treasury Notes, 0.50% to 2.00%; due 06/30/2016 to 05/31/2021; Total Fair Value $13,260,073)	0.09%	07/01/14	$13,000,000

	Total Repurchase Agreements (Cost $136,345,000)			136,345,000

	Total Investments – 100.0% (Cost $136,345,000)*			136,345,000
	Other Assets in excess of Liabilities – 0.0%			5,181

	Net Assets – 100.0%			$136,350,181

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2014

Par Value		Interest Rate	Maturity	Amortized Cost
TOTAL INVESTMENTS – 84.8%
BANK OBLIGATIONS – 44.0%
YANKEE CERTIFICATES OF DEPOSIT – 44.0%
$ 8,000,000	Bank of Montreal, Chicago (1)	0.22%	09/05/14	$8,000,000
7,000,000	Bank of Montreal, Chicago (1)	0.23%	04/09/15	7,000,000
8,000,000	Bank of Nova Scotia, Houston (1)	0.22%	12/01/14	8,000,000
8,000,000	Bank of Nova Scotia, Houston (1)	0.20%	01/06/15	8,000,000
8,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., New York	0.25%	08/19/14	8,000,000
15,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., New York	0.24%	11/13/14	15,000,000
9,000,000	Canadian Imperial Bank of Commerce, New York (1)	0.21%	08/08/14	9,000,000
8,000,000	Canadian Imperial Bank of Commerce, New York (1)	0.22%	06/17/15	8,000,000
10,000,000	Citibank NA	0.23%	11/07/14	10,000,000
10,000,000	Citibank NA	0.24%	11/21/14	10,000,000
10,000,000	Credit Agricole CIB, New York	0.25%	09/04/14	10,000,000
4,000,000	Credit Industriel ET Commercial, New York	0.32%	10/14/14	4,000,000
2,000,000	Credit Industriel ET Commercial, New York	0.32%	11/03/14	2,000,000
1,000,000	Credit Industriel ET Commercial, New York	0.32%	11/17/14	1,000,000
8,000,000	National Australia Bank Ltd., New York (1)	0.24%	08/08/14	8,000,097
5,000,000	National Bank of Canada, New York (1)	0.22%	12/20/14	5,000,000
6,000,000	National Bank of Canada, New York (1)	0.25%	03/24/15	6,000,000
4,000,000	Natixis, New York (2)	0.27%	09/03/14	3,999,925
14,000,000	Norinchukin Bank, New York	0.10%	07/02/14	14,000,000
6,500,000	Rabobank Nederland NV, New York (1)	0.27%	09/16/14	6,500,000
7,000,000	Rabobank Nederland NV, New York	0.35%	01/12/15	7,000,000
8,000,000	Rabobank Nederland NV, New York (1)	0.28%	03/17/15	8,000,000
5,000,000	Royal Bank of Canada, New York (1)	0.29%	10/10/14	5,000,000
8,500,000	Skandinaviska Enskilda Banken, New York	0.25%	10/06/14	8,500,000
10,000,000	Skandinaviska Enskilda Banken, New York	0.23%	12/12/14	10,000,000
4,000,000	Societe General, New York (2)	0.33%	09/03/14	4,000,000
5,000,000	State Street Bank and Trust Co.	0.20%	09/08/14	5,000,000
12,000,000	Sumitomo Mitsui Banking Corp., New York	0.25%	10/02/14	12,000,000
10,000,000	Sumitomo Mitsui Banking Corp., New York	0.25%	12/03/14	10,000,000
12,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	0.25%	10/22/14	11,999,999
10,000,000	Toronto Dominion Bank, New York	0.25%	08/12/14	10,000,000
12,000,000	Toronto Dominion Bank, New York	0.21%	01/16/15	12,000,000
10,000,000	Westpac Banking Corp., New York (1)	0.26%	07/18/14	10,000,000
10,000,000	Westpac Banking Corp., New York (1)	0.22%	10/08/14	10,000,000

				275,000,021

	Total Bank Obligations (Cost $275,000,021)			275,000,021

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2014 (Continued)

Par Value		Interest Rate	Maturity	Amortized Cost
CORPORATE DEBT – 27.1%
COMMERCIAL PAPER – 27.1%
ASSET BACKED SECURITIES – 24.4%
$ 2,700,000	Antalis US Funding Corp. (3)	0.23%	08/08/14	$2,699,345
5,000,000	Bedford Row Funding Corp. (1) (5)	0.24%	01/26/15	5,000,000
8,000,000	Bedford Row Funding Corp. (3) (5)	0.28%	01/28/15	7,986,871
13,000,000	CAFCO LLC (3)	0.24%	08/05/14	12,996,967
10,000,000	Charta LLC (3)	0.23%	11/10/14	9,991,567
7,000,000	Charta LLC (3)	0.24%	11/19/14	6,993,420
7,000,000	Collateralized CP Co., LLC (3)	0.30%	08/12/14	6,997,550
10,000,000	Collateralized CP Co., LLC (3)	0.28%	09/24/14	9,993,389
9,000,000	Collateralized CP Co., LLC (3)	0.25%	09/25/14	8,994,625
10,000,000	Fairway Finance Co., LLC (1) (5)	0.18%	07/18/14	10,000,000
8,000,000	Jupiter Securitization Co., LLC (3) (5)	0.23%	07/07/14	7,999,693
8,000,000	Kells Funding LLC (1)	0.23%	12/09/14	7,999,532
15,000,000	Kells Funding LLC (1)	0.23%	02/13/15	15,000,526
10,000,000	Old Line Funding LLC (3) (5)	0.22%	08/13/14	9,997,372
10,000,000	Old Line Funding LLC (3) (5)	0.23%	09/15/14	9,995,144
7,000,000	Old Line Funding LLC (3) (5)	0.22%	12/05/14	6,993,284
13,000,000	Starbird Funding Corp. (3) (5)	0.12%	07/01/14	13,000,000

				152,639,285

FINANCIAL COMPANIES – 2.7% (3)
8,000,000	ING US Funding LLC	0.25%	09/02/14	7,996,500
9,000,000	Sumitomo Mitsui Trust Bank Ltd. (5)	0.22%	07/30/14	8,998,405

				16,994,905

	Total Commercial Paper			169,634,190

	Total Corporate Debt (Cost $169,634,190)			169,634,190

MUNICIPAL BONDS – 6.4% (4)
2,300,000	California Housing Finance Agency RB, Home Mortgage, Series E-1, Letter of Credit: Freddie Mac, Fannie Mae	0.04%	02/01/23	2,300,000
5,310,000	California Housing Finance Agency RB, Multifamily Housing, Series A, Letter of Credit: Freddie Mac, Fannie Mae	0.05%	08/01/40	5,310,000
3,700,000	California Housing Finance Agency RB, Multifamily Housing, Series E, Letter of Credit: Freddie Mac, Fannie Mae	0.06%	08/01/37	3,700,000
18,600,000	New Jersey State Housing & Mortgage Finance Agency RB, Home Mortgage, Series V, Standby Bond Purchase Agreement: BNP Paribas	0.06%	10/01/37	18,600,000

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2014 (Concluded)

Par Value		Interest Rate	Maturity	Amortized Cost
MUNICIPAL BONDS (continued)
$ 10,000,000	New York, Subseries F-3, GO, Letter of Credit: Sumitomo Mitsui Banking Corp. New York	0.06%	09/01/35	$10,000,000

	Total Municipal Bonds (Cost $39,910,000)			39,910,000

TIME DEPOSITS – 7.3%
25,000,000	Natixis	0.05%	07/01/14	25,000,000
20,364,000	Credit Agricole Corporate & Investment Bank SA	0.07%	07/01/14	20,364,000

	Total Time Deposits (Cost $45,364,000)			45,364,000

	Total Investments (Cost $529,908,211)			$529,908,211

REPURCHASE AGREEMENTS – 15.2%
95,000,000	Deutsche Bank Securities Inc. To be repurchased at $95,000,396 (collateralized by $79,707,400 par amount of a U.S. Treasury Note and a U.S. Treasury Bond, 0.125% to 6.25%; due 04/15/2016 to 05/15/2030; Total Fair Value $96,900,148)	0.15%	07/01/14	95,000,000

	Total Repurchase Agreements (Cost $95,000,000)			95,000,000

	Total Investments and Repurchase Agreements – 100.0% (Cost $624,908,211)*			624,908,211
	Other Assets in excess of Liabilities – 0.0%			16,081

	Net Assets – 100.0%			$624,924,292

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(1)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity.
(2)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 65-days notice.
(3)	Rate disclosed represents the discount rate at the time of purchase.
(4)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.
(5)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures performed by the Board of Trustees.

GO	General Obligation
NA	National Association
RB	Revenue Bonds

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio (Unaudited) Schedule of Investments June 30, 2014

Par Value		Interest Rate	Maturity	Fair Value
U.S. TREASURY OBLIGATIONS – 58.4% (1)
$ 2,250,000	U.S. Treasury Bill	0.07%	07/24/14	$2,249,973
5,250,000	U.S. Treasury Bill	0.10%	07/24/14	5,249,938
5,150,000	U.S. Treasury Bill	0.10%	12/11/14	5,148,924
3,500,000	U.S. Treasury Bill	0.07%	02/05/15	3,498,989
6,500,000	U.S. Treasury Bill	0.10%	02/05/15	6,498,122
16,100,000	U.S. Treasury Bill	0.10%	02/05/15	16,095,347
5,000,000	U.S. Treasury Bill	0.10%	05/28/15	4,995,860

	Total U.S. Treasury Obligations (Cost $43,727,984)			43,737,153

AGENCY OBLIGATIONS – 37.0%
152,728	Federal Home Loan Bank (2)	4.78%	01/25/17	161,494
120,947	Federal Home Loan Mortgage Corp. (2)	5.50%	10/15/17	128,250
457,288	Federal Home Loan Mortgage Corp. (2)	5.00%	09/01/18	485,411
441,984	Federal Home Loan Mortgage Corp. (2)	5.00%	12/01/18	469,320
300,786	Federal Home Loan Mortgage Corp. (2)	4.50%	04/01/21	319,091
213,726	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21	227,022
500,205	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	531,120
380,798	Federal Home Loan Mortgage Corp. (2)	4.50%	09/01/26	404,658
133,841	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	141,448
128,966	Federal Home Loan Mortgage Corp., CMO (2)	4.00%	02/15/23	129,649
70,233	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	11/15/34	70,756
740,964	Federal National Mortgage Association (2)	2.99%	01/01/15	741,076
508,777	Federal National Mortgage Association (2)	4.86%	01/01/15	509,000
220,588	Federal National Mortgage Association (2)	4.91%	04/01/15	223,869
771,875	Federal National Mortgage Association (2)	4.43%	07/01/15	785,259
248,000	Federal National Mortgage Association (2)	4.94%	08/01/15	254,582
405,637	Federal National Mortgage Association (2)	4.99%	10/01/15	418,977
720,000	Federal National Mortgage Association (2)	2.18%	11/01/15	730,045
1,012,769	Federal National Mortgage Association (2)	2.51%	11/01/15	1,030,934
252,893	Federal National Mortgage Association (2)	5.46%	11/01/15	263,373
285,638	Federal National Mortgage Association (2)	5.66%	02/01/16	302,087
1,344,446	Federal National Mortgage Association (2)	5.97%	08/01/16	1,455,884
75,591	Federal National Mortgage Association (2)	4.50%	05/01/18	80,277
574,581	Federal National Mortgage Association (2)	5.50%	09/01/18	610,861
609,392	Federal National Mortgage Association (2)	4.50%	10/01/19	647,029
479,530	Federal National Mortgage Association (2)	4.50%	07/01/20	509,439
566,048	Federal National Mortgage Association (2)	4.00%	10/01/20	601,698
382,917	Federal National Mortgage Association (2)	4.00%	04/01/23	407,391
385,301	Government National Mortgage Association	4.50%	06/15/19	408,162
615,452	Government National Mortgage Association	2.53%	06/16/34	624,208
356,777	Government National Mortgage Association	2.21%	12/16/35	358,979
175,129	Government National Mortgage Association	5.85%	07/20/58	182,817

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio (Unaudited) Schedule of Investments June 30, 2014 (Continued)

Par Value		Interest Rate	Maturity	Fair Value
AGENCY OBLIGATIONS (continued)
$ 605,090	Government National Mortgage Association	5.65%	06/20/59	$651,740
454,358	Government National Mortgage Association	5.46%	07/20/59	485,712
393,385	Government National Mortgage Association	5.46%	07/20/59	419,626
412,780	Government National Mortgage Association	5.46%	08/20/59	439,562
457,377	Government National Mortgage Association	5.47%	08/20/59	486,850
383,425	Government National Mortgage Association	5.47%	08/20/59	411,086
658,803	Government National Mortgage Association	5.51%	10/20/59	707,046
324,389	Government National Mortgage Association	5.59%	11/20/59	347,810
727,440	Government National Mortgage Association	5.50%	01/20/60	784,001
696,156	Government National Mortgage Association	4.31%	12/20/60	741,456
550,591	Government National Mortgage Association	6.86%	06/20/61	611,135
427,389	Government National Mortgage Association	5.16%	06/20/62	464,343
542,362	Government National Mortgage Association	5.41%	06/20/62	578,585
214,112	Government National Mortgage Association (2)	5.06%	05/20/63	230,058
873,493	Government National Mortgage Association (3)	2.42%	10/20/63	952,507
817,882	Government National Mortgage Association	5.40%	03/20/64	871,288
234,720	Government National Mortgage Association, CMO	2.16%	07/16/33	236,223
583,754	Government National Mortgage Association, CMO	1.70%	08/16/33	588,940
46,024	Government National Mortgage Association, CMO	2.21%	11/16/34	46,169
156,744	Government National Mortgage Association, CMO (3)	4.91%	03/16/35	164,426
110,752	Government National Mortgage Association, CMO	2.16%	11/16/36	111,296
502,524	Government National Mortgage Association, CMO	2.19%	10/16/37	505,309
337,908	Government National Mortgage Association, CMO	2.00%	06/20/39	339,949
15,565	Government National Mortgage Association, CMO (3)	4.99%	02/16/44	15,747
350,836	National Credit Union Administration Guaranteed Notes (3)	0.53%	11/06/17	351,566
36,748	National Credit Union Administration Guaranteed Notes	1.84%	10/07/20	37,086
75,375	Small Business Administration (3)	3.58%	04/25/16	75,727
437,293	Small Business Administration (3)	3.83%	09/25/17	452,607
460,726	Small Business Administration (3)	3.08%	06/25/22	487,056
464,774	Small Business Administration (3)	3.58%	08/25/22	497,062
358,381	Small Business Administration (3)	4.12%	03/25/24	396,257

	Total Agency Obligations (Cost $27,547,114)			27,702,391

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio (Unaudited) Schedule of Investments June 30, 2014 (Concluded)

Shares		Fair Value
REGISTERED INVESTMENT COMPANY – 4.5%
3,411,681	Dreyfus Treasury & Agency Cash Management Fund	$3,411,681

	Total Registered Investment Company (Cost $3,411,681)	3,411,681

	Total Investments – 99.9% (Cost $74,686,779)*	74,851,225
	Other Assets in excess of Liabilities – 0.1%	55,446

	Net Assets – 100.0%	$74,906,671

	Net Asset Value	$10.00

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$74,686,779

Unrealized appreciation	206,233
Unrealized depreciation	(41,787)

Net unrealized appreciation	$164,446

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Rate disclosed is as of June 30, 2014.

CMO Collateralized Mortgage Obligation

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2014

Par Value		Interest Rate	Maturity	Fair Value
U.S. TREASURY OBLIGATIONS – 18.0%
$ 7,700,000	U.S. Treasury Bill (1)	0.13%	12/11/14	$7,698,391
3,500,000	U.S. Treasury Bill (1)	0.10%	02/05/15	3,498,989
6,000,000	U.S. Treasury Bill (1)	0.08%	04/02/15	5,997,420
2,500,000	U.S. Treasury Bill (1)	0.10%	05/28/15	2,497,930
5,000,000	U.S. Treasury Note (2)	0.08%	01/31/16	4,999,920

	Total U.S. Treasury Obligations (Cost $24,686,039)			24,692,650

COMMERCIAL MORTGAGE-BACKED SECURITIES – 10.9%
1,260,999	Banc of America Commercial Mortgage Trust (2)	5.38%	09/10/45	1,336,589
73,071	Bear Stearns Commercial Mortgage Securities	4.98%	02/11/41	73,072
1,050,000	Bear Stearns Commercial Mortgage Securities (2)	5.12%	02/11/41	1,066,653
943,080	Bear Stearns Commercial Mortgage Securities	4.83%	11/11/41	951,182
439,748	Bear Stearns Commercial Mortgage Securities (2)	4.98%	07/11/42	440,841
190,539	Bear Stearns Commercial Mortgage Securities	5.74%	06/11/50	190,581
1,280,000	Citigroup/Deutsche Bank Commercial Mortgage Trust (2)	5.48%	01/15/46	1,351,021
821,225	Commercial Mortgage Pass Through Certificates	5.47%	09/15/39	884,712
1,100,000	Greenwich Capital Commercial Trust (2)	5.22%	04/10/37	1,139,606
630,207	Greenwich Capital Commercial Trust	5.70%	12/10/49	633,052
16,811	GS Mortgage Securities Trust (2)	5.51%	04/10/38	16,795
756,907	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	4.94%	08/15/42	781,606
890,274	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	5.48%	12/12/44	935,169
621,442	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	5.04%	03/15/46	626,167
863,808	LB-UBS Commercial Mortgage Trust	4.74%	07/15/30	883,320
201,147	LB-UBS Commercial Mortgage Trust	4.57%	01/15/31	207,856
1,000,000	LB-UBS Commercial Mortgage Trust	5.16%	02/15/31	1,051,908
546,140	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	6.01%	08/12/49	549,880
18,599	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	6.04%	08/12/49	18,597
891,565	Morgan Stanley Capital I (2)	5.23%	09/15/42	921,953
26,550	Morgan Stanley Capital I	5.61%	04/15/49	26,668
382,685	Wachovia Bank Commercial Mortgage Trust	5.25%	12/15/43	383,297
445,787	Wachovia Bank Commercial Mortgage Trust (2)	5.93%	06/15/49	453,238

	Total Commercial Mortgage-Backed Securities (Cost $14,975,582)			14,923,763

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2014 (Continued)

Par Value		Interest Rate	Maturity	Fair Value
ASSET-BACKED SECURITIES – 21.7%
$ 149,199	AEP Texas Central Transition Funding LLC	5.09%	07/01/15	$151,387
110,620	Ally Auto Receivables Trust	0.74%	04/15/16	110,755
845,000	Ally Master Owner Trust	1.21%	06/15/17	850,563
500,000	Ally Master Owner Trust (2)	0.62%	01/15/19	500,642
650,000	American Express Credit Account Master Trust (2)	0.85%	03/15/17	650,364
725,000	AmeriCredit Automobile Receivables Trust	0.65%	12/08/17	725,703
900,000	BA Credit Card Trust (2)	0.42%	09/16/19	901,333
44,660	Bank of America Auto Trust	0.78%	06/15/16	44,735
650,000	Barclays Dryrock Issuance Trust (2)	0.51%	12/16/19	651,080
500,000	Cabela’s Master Credit Card Trust (2)	0.50%	03/16/20	500,588
500,000	Capital Auto Receivables Asset Trust	0.79%	06/20/17	501,183
500,000	Capital One Multi-Asset Execution Trust	4.90%	12/15/17	512,902
415,000	Carmax Auto Owner Trust	0.60%	10/16/17	415,599
300,000	Carmax Auto Owner Trust	1.24%	10/15/18	301,327
140,050	CIT Marine Trust	6.25%	11/15/19	140,507
1,000,000	Citibank Credit Card Issuance Trust	5.50%	03/24/17	1,035,181
148,626	CNH Equipment Trust	0.94%	05/15/17	148,955
395,000	CNH Equipment Trust	2.46%	05/15/18	404,439
675,000	CNH Equipment Trust	0.69%	06/15/18	676,433
1,175,000	CNH Equipment Trust	0.69%	08/15/18	1,177,048
300,000	Discover Card Master Trust	0.81%	08/15/17	300,897
700,000	Discover Card Master Trust	0.86%	11/15/17	702,930
850,000	Discover Card Master Trust	0.69%	08/15/18	850,995
43,189	Entergy Texas Restoration Funding LLC	2.12%	02/01/16	43,401
705,000	Fifth Third Auto Trust	0.88%	10/16/17	708,748
500,000	Ford Credit Auto Owner Trust	3.21%	07/15/17	512,269
500,000	Ford Credit Floorplan Master Owner Trust	0.74%	09/15/16	500,429
345,000	Ford Credit Floorplan Master Owner Trust	0.94%	09/15/16	345,389
400,000	Ford Credit Floorplan Master Owner Trust	1.39%	09/15/16	400,621
300,000	GE Capital Credit Card Master Note Trust	1.03%	01/15/18	300,927
1,100,000	GE Capital Credit Card Master Note Trust	3.69%	03/15/18	1,124,587
300,000	GE Capital Credit Card Master Note Trust (2)	1.00%	06/15/18	300,580
450,000	GE Capital Credit Card Master Note Trust	1.51%	06/15/18	453,868
600,000	GE Dealer Floorplan Master Note Trust (2)	0.75%	07/20/16	600,131
1,000,000	GE Dealer Floorplan Master Note Trust (2)	0.55%	04/20/18	1,003,277
95,148	GE Equipment Transportation LLC	0.99%	11/23/15	95,253
789,245	GE Equipment Transportation LLC	0.62%	07/25/16	790,169
1,000,000	John Deere Owner Trust	0.60%	03/15/17	1,002,415
250,000	John Deere Owner Trust	0.99%	06/15/18	251,333
500,000	John Deere Owner Trust	0.69%	01/15/19	500,629
439,319	North Carolina State Education Assistance Authority (2)	1.13%	01/26/26	442,307
300,000	Santander Drive Auto Receivables Trust	0.87%	01/16/18	300,836
697,000	SMART Trust Australia	0.84%	09/14/16	697,412

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2014 (Continued)

Par Value		Interest Rate	Maturity	Fair Value
ASSET-BACKED SECURITIES (continued)
$ 1,000,000	SMART Trust Australia (2)	0.58%	01/14/17	$1,000,180
400,000	SMART Trust Australia	0.97%	03/14/17	401,200
1,000,000	Wachovia Bank Commercial Mortgage Trust Series (2)	5.56%	03/15/45	1,061,912
1,060,000	World Financial Network Credit Card Master Trust	3.96%	04/15/19	1,092,627
675,000	World Financial Network Credit Card Master Trust (2)	0.53%	12/15/19	676,141
360,000	World Omni Auto Receivables Trust	2.48%	12/15/17	362,890
592,118	World Omni Automobile Lease Securitization Trust	0.93%	11/16/15	592,789
515,000	World Omni Automobile Lease Securitization Trust	1.06%	11/15/17	515,987
1,440,000	World Omni Automobile Lease Securitization Trust	1.49%	02/15/18	1,446,883

	Total Asset-Backed Securities (Cost $29,734,060)			29,780,736

AGENCY OBLIGATIONS – 12.0%
500,000	Federal Home Loan Banks	0.80%	02/28/17	499,595
520,484	Federal Home Loan Mortgage Corp. (3)	5.00%	06/01/25	552,652
1,037,350	Federal National Mortgage Association (3)	2.99%	01/01/15	1,037,506
235,043	Federal National Mortgage Association (3)	5.97%	08/01/16	254,525
914,360	Government National Mortgage Association (2)	0.40%	11/16/35	906,887
363,000	Government National Mortgage Association	2.21%	12/16/35	365,241
790,188	Government National Mortgage Association	5.46%	07/20/59	844,716
786,770	Government National Mortgage Association	5.46%	07/20/59	839,253
825,559	Government National Mortgage Association	5.46%	08/20/59	879,124
838,524	Government National Mortgage Association	5.47%	08/20/59	892,559
383,425	Government National Mortgage Association	5.47%	08/20/59	411,086
3,744,715	Government National Mortgage Association	5.62%	09/20/59	4,038,189
162,194	Government National Mortgage Association	5.59%	11/20/59	173,905
250,961	Government National Mortgage Association	5.72%	06/20/61	271,888
483,640	Government National Mortgage Association	5.16%	06/20/62	525,457
795,464	Government National Mortgage Association	5.41%	06/20/62	848,591
1,358,767	Government National Mortgage Association (2)	2.42%	10/20/63	1,481,678
594,613	Small Business Administration (2)	3.83%	09/25/17	615,435
390,411	Small Business Administration (2)	2.83%	06/25/22	410,358
571,622	Small Business Administration (2)	3.58%	08/25/22	611,332

	Total Agency Obligations (Cost $16,377,199)			16,459,977

CORPORATE BONDS – 21.8%
BANKS – 8.3%
250,000	American Express Credit Corp	2.75%	09/15/15	256,624
890,000	American Express Credit Corp (2)	0.74%	07/29/16	896,166
1,000,000	Bank of America Corp	4.50%	04/01/15	1,030,020
460,000	Bank of Montreal (2) (4)	0.48%	09/24/15	460,776

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2014 (Continued)

Par Value		Interest Rate	Maturity	Fair Value
CORPORATE BONDS (continued)
$740,000	BB&T Corp	3.20%	03/15/16	$769,917
1,000,000	BB&T Corp	3.95%	04/29/16	1,059,212
550,000	Canadian Imperial Bank of Commerce Canada (2) (4)	0.75%	07/18/16	553,528
650,000	Citigroup Inc (2)	1.19%	07/25/16	657,391
750,000	Commonwealth Bank of Australia/ New York (4)	1.13%	03/13/17	750,376
600,000	Export-Import Bank of Korea (4)	5.88%	01/14/15	616,675
1,000,000	Goldman Sachs Group Inc. (The)	3.70%	08/01/15	1,031,694
936,000	JPMorgan Chase & Co.	3.45%	03/01/16	977,132
495,000	Morgan Stanley	6.00%	04/28/15	518,126
250,000	Morgan Stanley (2)	3.00%	08/31/15	255,313
975,000	Toronto-Dominion Bank (The) (4)	1.13%	05/02/17	975,767
500,000	Wachovia Corp. (2)	0.56%	03/15/16	500,357

				11,309,074

BEVERAGES – 0.8%
1,098,000	Anheuser-Busch InBev Finance Inc (4)	0.80%	01/15/16	1,103,043

				1,103,043

CHEMICALS – 0.6%
800,000	Dow Chemical Co. (The)	2.50%	02/15/16	822,562

				822,562

COMPUTERS – 0.3%
470,000	Apple Inc.	0.45%	05/03/16	469,214

				469,214

DIVERSIFIED FINANCIAL SERVICES – 4.5%
125,000	Boston Properties LP	5.63%	04/15/15	129,912
591,000	Caterpillar Financial Services Corp.	2.75%	06/24/15	605,394
939,000	Charles Schwab Corp. (The)	0.85%	12/04/15	943,125
500,000	ERP Operating LP	6.58%	04/13/15	523,451
1,000,000	Ford Motor Credit Co., LLC	7.00%	04/15/15	1,050,324
885,000	General Electric Capital Corp. (2)	1.00%	08/11/15	891,590
992,000	Simon Property Group LP	5.10%	06/15/15	1,035,562
1,000,000	Ventas Realty LP Ventas Capital Corp.	3.13%	11/30/15	1,032,526

				6,211,884

ELECTRIC – 2.7%
1,000,000	Dominion Resources Inc.	5.15%	07/15/15	1,047,139
601,000	Exelon Corp.	4.90%	06/15/15	624,910
1,000,000	Northern States Power Co.	1.95%	08/15/15	1,018,148
1,000,000	PSEG Power LLC	5.50%	12/01/15	1,067,122

				3,757,319

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2014 (Continued)

Par Value		Interest Rate	Maturity	Fair Value
CORPORATE BONDS (continued)
INSURANCE – 0.2%
$ 224,000	Berkshire Hathaway Inc. (2)	0.92%	08/15/14	$224,200

				224,200

MINING – 0.7%
918,000	Rio Tinto Finance USA PLC (4)	1.13%	03/20/15	922,943

				922,943

OIL & GAS – 1.0%
800,000	Devon Energy Corp.	1.88%	05/15/17	814,371
600,000	Petrobras International Finance Co. (4)	7.75%	09/15/14	607,624

				1,421,995

PHARMACEUTICALS – 0.7%
1,000,000	Teva Pharmaceutical Finance III LLC (4)	3.00%	06/15/15	1,024,630

				1,024,630

RETAIL – 1.4%
900,000	CVS Caremark Corp.	3.25%	05/18/15	923,139
1,000,000	TJX Cos Inc.	4.20%	08/15/15	1,038,494

				1,961,633

TELECOMMUNICATION SERVICES – 0.6%
700,000	Cisco Systems, Inc. (2)	0.51%	03/03/17	703,246

				703,246

	Total Corporate Bonds (Cost $29,847,450)			29,931,743

Shares
REGISTERED INVESTMENT COMPANY – 0.8%
1,175,204	Dreyfus Treasury & Agency Cash Management Fund			1,175,204

	Total Registered Investment Company (Cost $1,175,204)			1,175,204

	Total Investments – 85.2% (Cost $116,795,534) *			116,964,073
	Other Assets in excess of Liabilities – 14.8%			20,255,544

	Net Assets – 100.0%			$137,219,617

	Net Asset Value Per Participation Certificate			$9.98

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2014 (Concluded)

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$116,795,534

Unrealized appreciation	265,077
Unrealized depreciation	(96,538)

Net unrealized appreciation	$168,539

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable or floating rate security. Rate disclosed is as of June 30, 2014.
(3)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(4)	Security is domiciled in a foreign jurisdiction.

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities (Unaudited) June 30, 2014

	Government/REPO Portfolio	Money Market Portfolio
ASSETS
Investments, at amortized cost, which approximates fair value	$—	$529,908,211
Repurchase agreements, at amortized cost, which approximates fair value	136,345,000	95,000,000
Cash	1,110	3,257
Accrued interest receivable	322	120,347
Receivable from administrator (Note 4)	3,031	—
Receivable from advisor (Note 4)	4,982	—
Other assets	7,903	42,713

Total Assets	136,362,348	625,074,528

LIABILITIES
Dividends payable
Accrued expenses payable	9	3,902
Investment advisory fees (Note 4)	—	45,085
Administration fees (Note 4)	—	18,973
Custodian fees (Note 4)	4,995	21,229
Other liabilities	7,163	61,047

Total Liabilities	12,167	150,236

NET ASSETS	$136,350,181	$624,924,292

NET ASSETS CONSIST OF:
Paid-in Capital	$136,350,181	$624,893,848
Accumulated undistributed net investment income	—	4,152
Accumulated net realized gain on securities sold	—	26,292

TOTAL NET ASSETS	$136,350,181	$624,924,292

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	136,350,181	624,893,848

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00	$1.00

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities (Unaudited) June 30, 2014

	Ultrashort Duration	Ultrashort Duration Bond
	Government Portfolio	Portfolio
ASSETS
Investments, at fair value*	$74,851,225	$116,964,073
Cash	6,984	6,958
Receivable for Fund shares sold	—	20,000,000
Accrued interest receivable	100,043	363,171
Receivable due from Administrator (Note 4)	10,897	—
Other assets	2,956	5,772

Total Assets	74,972,105	137,339,974

LIABILITIES
Dividends payable	2,679	7,136
Payable for securities purchased	86	—
Accrued expenses payable
Investment advisory fees (Note 4)	8,959	15,501
Administration fees (Note 4)	—	4,648
Custodian fees (Note 4)	270	3,242
Transfer agent fees (Note 4)	1,236	5,818
Other liabilities	52,204	84,012

Total Liabilities	65,434	120,357

NET ASSETS	$74,906,671	$137,219,617

NET ASSETS CONSIST OF:
Paid-in Capital	$74,887,116	$137,191,184
Accumulated undistributed net investment loss	(110,983)	(138,052)
Accumulated net realized (loss) on securities sold	(33,908)	(2,054)
Net unrealized appreciation on securities	164,446	168,539

TOTAL NET ASSETS	$74,906,671	$137,219,617

Total Participation Certificates (PCs) outstanding (1 billion authorized for each Portfolio, $0.001 Par Value)	7,487,934	13,746,787

Net Asset Value Per PC (net assets/PCs outstanding)	$10.00	$9.98

* Investments, at cost	$74,686,779	$116,795,534

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations (Unaudited) June 30, 2014

	Government/REPO	Money Market
	Portfolio	Portfolio
INVESTMENT INCOME	$36,197	$635,400

EXPENSES
Investment advisory fees (Note 4)	151,403	558,800
Administration fees (Note 4)	37,850	176,120
Legal fees	15,993	59,892
Custodian fees (Note 4)	5,593	46,044
Audit and tax fees	4,076	25,329
Insurance expense	3,586	19,347
S&P rating fees	1,250	11,250
Trustee expense	2,014	10,380
Printing fees	4,867	8,750
Fund compliance fees	1,060	6,388
Miscellaneous	3,367	7,024

Total Expenses	231,059	929,324
Less fees waived and/or reimbursed (Note 4)	(202,555)	(344,555)

Net Expenses	28,504	584,769

NET INVESTMENT INCOME	7,693	50,631
NET REALIZED GAIN ON SECURITIES SOLD	—	26,292

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,693	$76,923

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations (Unaudited) June 30, 2014

	Ultrashort	Ultrashort
	Duration	Duration
	Government	Bond
	Portfolio	Portfolio
INVESTMENT INCOME	$130,466	$396,247

EXPENSES
Investment advisory fees (Note 4)	72,374	119,735
Administration fees (Note 4)	18,094	29,934
Legal fees	10,068	14,079
Custodian fees (Note 4)	4,636	9,611
Audit and tax fees	15,337	19,691
Insurance expense	1,602	1,995
S&P rating fees	8,600	9,900
Trustee expense	967	1,435
Printing fees	2,707	4,009
Fund compliance fees	7,249	10,445
Transfer agent fees (Note 4)	22,175	28,354
Accounting fees (Note 4)	31,248	31,248
Administration out of pocket expense	11,488	23,671
Miscellaneous	8,252	2,849

Total Expenses	214,797	306,956
Less fees waived and/or reimbursed (Note 4)	(70,058)	(67,487)

Net Expenses	144,739	239,469

NET INVESTMENT INCOME/(LOSS)	(14,273)	156,778
NET REALIZED GAIN/(LOSS) ON SECURITIES SOLD	(22,644)	10,998
NET CHANGE IN UNREALIZED APPRECIATION ON SECURITIES	232,186	212,780

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$195,269	$380,556

See accompanying notes to financial statements.

Government/REPO Portfolio Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$7,693	$38,698

Net increase in net assets resulting from operations	7,693	38,698

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0001 and $0.0003 per PC, respectively	(7,693)	(38,698)

Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(7,693)	(38,698)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	108,083,498	447,459,778
Reinvestment of dividends	7,693	35,340
Cost of PCs repurchased	(101,046,859)	(527,094,727)

Net increase/(decrease) in net assets resulting from capital transactions	7,044,332	(79,599,609)

Total increase/(decrease) in net assets	7,044,332	(79,599,609)

NET ASSETS:
Beginning of period	129,305,849	208,905,458

End of period	$136,350,181	$129,305,849

Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	108,083,498	447,459,778
Reinvestments of dividends	7,693	35,340
PCs repurchased	(101,046,859)	(527,094,727)

Net increase/(decrease) in PCs outstanding	7,044,332	(79,599,609)

See accompanying notes to financial statements.

Money Market Portfolio Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$50,631	$248,704
Net realized gain on securities sold	26,292	37,774

Net increase in net assets resulting from operations	76,923	286,478

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0001 and $0.0004 per PC, respectively	(51,594)	(298,790)

Net decrease in net assets from dividends and distributions to
Participation Certificate (PC) Holders	(51,594)	(298,790)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	1,303,856,288	3,100,031,346
Reinvestment of dividends	51,594	233,587
Cost of PCs repurchased	(1,265,413,166)	(3,353,774,753)

Net increase/(decrease) in net assets resulting from capital transactions	38,494,716	(253,509,820)

Total increase/(decrease) in net assets	38,520,045	(253,522,132)

NET ASSETS:
Beginning of period	586,404,247	839,926,379

End of period	$624,924,292	$586,404,247

Accumulated undistributed net investment income	$4,152	$5,115

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	1,303,856,288	3,100,031,346
Reinvestments of dividends	51,594	233,587
PCs repurchased	(1,265,413,166)	(3,353,774,753)

Net increase/(decrease) in PCs outstanding	38,494,716	(253,509,820)

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income/(loss)	$(14,273)	$167,013
Net realized gain/(loss) on securities sold	(22,644)	21,360
Net change in unrealized appreciation/(depreciation) on securities	232,186	(281,697)

Net increase/(decrease) in net assets resulting from operations	195,269	(93,324)

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0080 and $0.0180 per PC, respectively	(57,926)	(134,676)
From net realized capital gains $— and $0.004 per PC, respectively	—	(32,077)

Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(57,926)	(166,753)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	9,066,999	20,500,000
Reinvestment of dividends	42,277	121,417
Cost of PCs repurchased	(10,000,000)	(17,567,094)

Net increase/(decrease) in net assets resulting from capital transactions	(890,724)	3,054,323

Total increase/(decrease) in net assets	(753,381)	2,794,246

NET ASSETS:
Beginning of period	75,660,052	72,865,806

End of period	$74,906,671	$75,660,052

Accumulated undistributed net investment loss	$(110,983)	$(38,784)

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	906,196	2,047,796
Reinvestments of dividends	4,228	12,147
PCs repurchased	(1,000,000)	(1,755,704)

Net increase/(decrease) in PCs outstanding	(89,576)	304,239

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$156,778	$582,339
Net realized gain on securities sold	10,998	152,856
Net change in unrealized appreciation/(depreciation) on securities	212,780	(398,963)

Net increase in net assets resulting from operations	380,556	336,232

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0219 and $0.0529 per PC, respectively	(263,086)	(568,109)
From net realized capital gains $— and $0.0157 per PC, respectively	—	(165,643)

Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(263,086)	(733,752)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	52,308,910	66,481,712
Reinvestment of dividends	223,894	659,319
Cost of PCs repurchased	(21,143,632)	(76,500,224)

Net increase/(decrease) in net assets resulting from capital transactions	31,389,172	(9,359,193)

Total increase/(decrease) in net assets	31,506,642	(9,756,713)

NET ASSETS:
Beginning of period	105,712,975	115,469,688

End of period	$137,219,617	$105,712,975

Accumulated undistributed net investment loss	$(138,052)	$(31,744)

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	5,241,657	6,646,618
Reinvestments of dividends	22,431	65,999
PCs repurchased	(2,118,601)	(7,646,114)

Net increase/(decrease) in PCs outstanding	3,145,487	(933,497)

See accompanying notes to financial statements.

Government/REPO Portfolio
Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months Ended 6/30/2014 (Unaudited)	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0001	0.0003	0.0009	0.0003	0.001	0.001
Net Realized Gain (Loss) on Investments	—	—	—	—	—	—

Total From Investment Operations	0.0001	0.0003	0.0009	0.0003	0.001	0.001

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.0001)	(0.0003)	(0.0009)	(0.0003)	(0.001)	(0.001)

Total Dividends and Distributions	(0.0001)	(0.0003)	(0.0009)	(0.0003)	(0.001)	(0.001)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return*	0.01%	0.03%	0.09%	0.03%	0.09%	0.07%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$136,350	$129,306	$208,905	$177,330	$124,177	$181,926
Ratio of Net Expenses to Average Net Assets (1)	0.04%**	0.06%	0.10%	0.08%	0.10%	0.12	%(3)
Ratio of Net Investment Income to Average Net Assets (2)	0.01%**	0.03%	0.09%	0.03%	0.09%	0.08%

*	Not Annualized.
**	Annualized.
(1)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.31% annualized for the six months ended June 30, 2014 and 0.30%, 0.29%, 0.30%, 0.30%, and 0.29% for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, respectively.

(2)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average daily net assets would have been (0.26)% annualized for the six months ended June 30, 2014 and (0.21)%, (0.10)%, (0.20)%, (0.11)%, and (0.09)% for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, respectively.

(3)	The effect of participating in the Treasury Guarantee Program on expenses for the year ended December 31, 2009 was 0.03%.

See accompanying notes to financial statements.

Money Market Portfolio
Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months Ended 6/30/2014 (Unaudited)	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0001	0.0004	0.001	0.001	0.002	0.005
Net Realized Gain (Loss) on Investments	—	—	—	—	—	—

Total From Investment Operations	0.0001	0.0004	0.001	0.001	0.002	0.005

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.0001)	(0.0004)	(0.001)	(0.001)	(0.002)	(0.005)

Total Dividends and Distributions	(0.0001)	(0.0004)	(0.001)	(0.001)	(0.002)	(0.005)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return*	0.01%	0.04%	0.11%	0.09%	0.15%	0.46%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$624,924	$586,404	$839,926	$970,715	$1,134,728	$1,136,929
Ratio of Net Expenses to Average Net Assets (1)	0.17%**	0.18%	0.18%	0.17%	0.17%	0.19	%(3)
Ratio of Net Investment Income to Average Net Assets (2)	0.01%**	0.03%	0.11%	0.09%	0.13%	0.47%

*	Not Annualized.
**	Annualized.
(1)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.26% annualized for the six months ended June 30, 2014 and 0.25%, 0.23%, 0.22%, 0.22%, and 0.23% for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, respectively.

(2)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average daily net assets would have been (0.08)% annualized for the six months ended June 30, 2014 and (0.04)%, 0.05%, 0.03%, 0.08%, and 0.43% for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, respectively.

(3)	The effect of participating in the Treasury Guarantee Program on expenses for the year ended December 31, 2009 was 0.02%.

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio
Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout the Period

	Six Months Ended 6/30/14 (Unaudited)		Year Ended 12/31/13	For the Period March 7, 2012* to December 31, 2012
Net Asset Value, Beginning of Period	$9.98		$10.02	$10.00

Investment Operations:
Net Investment Income	—	(1)(2)	0.02 (1)	0.03	(1)
Net Realized and Unrealized Gain (Loss) on Investments	0.03		(0.04)	0.05

Total From Investment Operations	0.03		(0.02)	0.08

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.01)		(0.02)	(0.05)
Net Realized Capital Gains/(Loss)	—	(2)	— (2)	(0.01)

Total Dividends and Distributions	(0.01)		(0.02)	(0.06)

Net Asset Value, End of Period	$10.00		$9.98	$10.02

Total Return**	0.18%		(0.08%)	0.83%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$74,907		$75,660	$72,866
Ratio of Net Expenses to Average Net Assets (3)	0.40	%***	0.40%	0.40	%***
Ratio of Net Investment Income to Average Net Assets (4)	(0.04	%)***	0.23%	0.36	%***
Portfolio turnover rate	30	%**	76%	85	%**

*	Commencement of operations.
**	Not Annualized.
***	Annualized.
(1)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(2)	Less than $0.01 per share.
(3)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.59% annualized for the six months ended June 30, 2014 and 0.56% and 0.59% annualized for the year ended December 31, 2013 and period ended 2012, respectively.

(4)	Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average daily net assets would have been (0.23)% annualized for the six months ended June 30, 2014 and 0.07% and 0.17% annualized for the year ended December 31, 2013 and period ended 2012, respectively.

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio
Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout the Period

	Six Months Ended 6/30/2013 (Unaudited)		Year Ended 12/31/13	For the Period March 6, 2012* to December 31, 2012
Net Asset Value, Beginning of Period	$9.97		$10.01	$10.00

Investment Operations:
Net Investment Income	0.01	(1)	0.05 (1)	0.06	(1)
Net Realized and Unrealized Gain (Loss) on Investments	0.02		(0.02)	0.02

Total From Investment Operations	0.03		0.03	0.08

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.02)		(0.05)	(0.06)
Net Realized Capital Gains/(Loss)	—		(0.02)	(0.01)

Total Dividends and Distributions	(0.02)		(0.07)	(0.07)

Net Asset Value, End of Period	$9.98		$9.97	$10.01

Total Return**	0.32%		0.28%	0.79%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$137,220		$105,713	$115,470
Ratio of Net Expenses to Average Net Assets (2)	0.40	%***	0.40%	0.40	%***
Ratio of Net Investment Income to Average Net Assets (3)	0.26	%***	0.56%	0.74	%***
Portfolio turnover rate	25	%**	132%	50	%**

*	Commencement of operations.
**	Not Annualized.
***	Annualized.
(1)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(2)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.51% annualized for the six months ended June 30, 2014 and 0.54% and 0.48% annualized for the year ended December 31, 2013 and period ended 2012, respectively.

(3)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average daily net assets would have been 0.15% annualized for the six months ended June 30, 2014 and 0.42% and 0.66% annualized for the year ended December 31, 2013 and period ended 2012, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2014

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end registered investment company. The Fund consists of four separate portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (each a “Portfolio” and collectively, the “Portfolios”).

The Government/REPO Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

The Money Market Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations, and bank and commercial obligations.

The Ultrashort Duration Government Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in U.S. Government securities and U.S. Government agency securities.

The Ultrashort Duration Bond Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in a diversified portfolio of investment-grade debt securities.

Note 2. Significant Accounting Policies

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. If the remaining maturities of the fixed-income securities and repurchase agreements is sixty days or less the amortized cost is used as it represents fair value.

Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

For the Government/REPO Portfolio and the Money Market Portfolio, the NAV is calculated as of 12 Noon (Eastern Time) and as of 4:00 p.m. (Eastern Time). This is only done on business days on which purchase orders or redemption orders are placed for that Portfolio and there is sufficient trading in instruments held in that Portfolio so that its NAV might be affected materially. Pursuant to Rule 2a-7 of the 1940 Act, securities are valued using the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until effective maturity or sale of the security.

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government/REPO and Money Market Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2014

(Continued)

each year. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios, after deducting any available capital loss carryovers, are declared and paid to their shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from United States Generally Accepted Accounting Principals (“U.S. GAAP”). Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate (“PC”) holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. All distributions paid by the Portfolios for the period January 1, 2014 through June 30, 2014 were from ordinary income for U.S. income tax purposes.

Repurchase Agreements: Each Portfolio may enter into repurchase agreements from financial institutions such as banks and broker-dealers subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian or an authorized securities depository. The collateral consists of U.S. Government securities the market value of which, on a daily basis, including any accrued interest, is equal to at least 100% of the purchase price plus accrued interest.

Expenses: Expenses are recorded on the accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee or legal fees, are allocated among each of the Portfolios either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Fair Value Measurement

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held within the Government/REPO Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed-income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio with remaining maturities of greater than sixty days are valued at fair value using price evaluations provided by an independent

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2014

(Continued)

pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. If the remaining maturities of the fixed-income securities and repurchase agreements is sixty days or less the amortized cost is used as it represents fair value. A summary of the inputs used to value the Portfolios’ net assets as of June 30, 2014 is as follows:

	Total Fair Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government/REPO Portfolio
Investments in Securities*	$136,345,000	$—	$136,345,000	$—

Money Market Portfolio
Investments in Securities*	$624,908,211	$—	$624,908,211	$—

Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$43,737,153	$—	$43,737,153	$—
Agency Obligations	27,702,391	—	27,702,391	—
Registered Investment Company	3,411,681	3,411,681	—	—

	$74,851,225	$3,411,681	$71,439,544	$—

Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$24,692,650	$—	$24,692,650	$—
Commercial Mortgage-Backed Securities	14,923,763	—	14,923,763	—
Asset-Backed Securities	29,780,736	—	29,780,736	—
Agency Obligations	16,459,977	—	16,459,977	—
Corporate Bonds	29,931,743	—	29,931,743	—
Registered Investment Company	1,175,204	1,175,204	—	—

	$116,964,073	$1,175,204	$115,788,869	$—

*	Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in market activity from the prior reporting period; whether or not a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available fair value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended June 30, 2014, there were no transfers between Levels 1, 2 and 3 for the Portfolios. The portfolios disclose all transfers between levels based on valuations at the end of each reporting period.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2014

(Continued)

Note 4. Transactions with Affiliates, Related Parties and Other Fee Arrangements

The Fund has entered into agreements for advisory, service agent, administrative, custodian and transfer agent services as follows:

BCS Financial Services Corporation (the “Administrator”), a related party of the Fund, serves as the Fund’s administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the Administrator are also officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Government/ REPO Portfolio’s and Money Market Portfolio’s investment advisor and service agent. The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. As compensation for its services, the Government/REPO and Money Market Portfolios pay BALLC a fee, computed daily and paid monthly based upon an annualized percentage of the average net assets of each of the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government/REPO Portfolio and Money Market Portfolio so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average net assets for the year. BALLC and the Administrator have agreed to waive fees (“other fee waivers”) such that the Government/REPO Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of the Portfolio’s average net assets. BALLC has agreed to waive fees to cap the total expense of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. The Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. The Administrator and BALLC cannot terminate such fee waivers prior to May 1, 2015 without the consent of the Board of Trustees of the Fund.

For the Government/REPO Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all expenses, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees for such day so that after giving effect to such waiver and any other fee waivers, the portfolio yield for such day would be not less than 0.01%. The Administrator has agreed that if after giving effect to such waiver and other fee waivers, the portfolio yield for such day would be less than 0.01%, the Administrator shall waive all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the Administrator fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, the portfolio yield for such day would be not less than 0.01%. BALLC has agreed that if after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. The Administrator and BALLC cannot terminate such fee waivers prior to May 1, 2015 without the consent of the Board of Trustees of the Fund.

Merganser Capital Management, LLC (“Merganser”) serves as the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios (the “Ultrashort Portfolios”) investment advisor. As compensation for its services the Portfolios paid Merganser a fee, computed daily and paid monthly based on the average aggregate net assets in the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, and 0.10% of amounts in excess of $500 million.

The Administrator has agreed to waive the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio so that they individually do not exceed 0.40 of one percent (0.40%) of each Ultrashort Portfolio’s average daily net assets for the year. Merganser has agreed to waive fees otherwise payable to it by the Fund with respect to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, so that such fees, computed daily and payable monthly, based on the

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2014

(Continued)

average aggregate net assets held in the Portfolios are at the following rate: 0.15% of the first $200 million, 0.125% of the next $300 million, and 0.10% of amounts in excess of $500 million. The Administrator and Merganser cannot terminate such fee waivers prior to May 1, 2015 without the consent of the Board of Trustees of the Fund.

Merganser may not recover any fees waived with respect to a particular year. The Administrator is entitled to recover, subject to approval of the Board of Trustees of the Fund, fees waived or expenses reimbursed for a period of up to three (3) years from the year in which the Administrator waived such fees and/or reimbursed expenses for the Fund. No recovery will be permitted unless after giving effect thereto, the current expense ratios of each of the Ultrashort Portfolios do not exceed 0.40%.

As a result of the foregoing waivers and reimbursements, for the six months ended June 30, 2014, the Administrator waived $37,850, $69,170, $18,094 and $29,934 which the Administrator was entitled to as the fees for its services as administrator for the Government/REPO Portfolio, Money Market Portfolio, Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively. In addition, the Administrator reimbursed expenses of $13,911, $33,835 and $7,551 for the Government/REPO Portfolio, Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively. BALLC waived $150,794 and $275,385 of advisory fees payable for the Government/REPO Portfolio and Money Market Portfolio, respectively, for the six months ended June 30, 2014. Merganser waived $18,129 and $30,002 of advisory fees payable by the Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively, for the six months ended June 30, 2014.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon are wholly owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon earn fees from the Fund for serving in these capacities.

Foreside Fund Services is the Fund’s distributor (the “Distributor”). The Distributor is neither affiliated with the Administrator, BALLC, Merganser, The Bank of New York nor its affiliated companies. The Fund does not have a distribution plan (under Rule 12b-1 of the Act); accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Compliance Services Agreement with the Fund, Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as some additional compliance support functions. FCS is paid an annual fee plus out of pocket expenses for these services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Managing Director of FCS.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for the tax years 2009, 2010, 2011 for the Government/REPO and Money Market Portfolios and 2012 and 2013 for the Government/REPO, Money Market, Ultrashort Duration Government, and Ultrashort Duration Bond Portfolios.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2014

(Continued)

The tax character of distributions paid by the Portfolios during the year ended December 31, 2013 and period ended December 31, 2012 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gains
Government/REPO Portfolio
2013	$38,698	$—
2012	115,531	—
Money Market Portfolio
2013	$298,790	$—
2012	1,083,820	—
Ultrashort Duration Government Portfolio
2013	$164,562	$3,834
2012	409,045	—
Ultrashort Duration Bond Portfolio
2013	$733,752	$—
2012	803,302	—

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings
Government/REPO Portfolio	$—	$—	$—	$—
Money Market Portfolio	5,115	—	—	5,115
Ultrashort Duration Government Portfolio	386	(67,964)	(50,210)	(117,788)
Ultrashort Duration Bond Portfolio	12,937	(45,351)	(56,623)	(89,037)

Other temporary differences are related to qualified late year losses deferred. For the Ultrashort Duration Government Portfolio, the $50,210 is composed of $39,170 late-year ordinary losses deferral, $85 short-term capital loss deferral and $10,955 long-term capital loss deferral. For the Ultrashort Duration Bond Portfolio, the $56,623 is composed of $37,642 late-year ordinary losses deferral and $18,981 long-term capital loss deferral.

Note 6. Purchases and Sales of Investments

Aggregate purchases and proceeds from sales, paydowns and maturities of investment securities (other than short-term investments) for the six months ended June 30, 2014 were as follows:

	Aggregate Purchases		Proceeds From Sales
Portfolio	U.S. Government	Other	U.S. Government	Other
Ultrashort Duration Government Portfolio	$10,026,395$	481,035	$32,038,519$	605,515
Ultrashort Duration Bond Portfolio	9,199,629	39,260,273	1,104,059	20,218,513

Note 7. Significant Risks

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2014

(Concluded)

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

On July 23, 2014, the SEC adopted amendments to Rule 2a-7, which governs U.S. money market funds. At Plan Investment Fund, Inc., we have been monitoring the situation closely. The amendments contain the following essential elements:

1. A requirement for floating net asset value (“NAV”) on Institutional Prime and Municipal money market funds

2. An expanded ability of fund boards to impose liquidity fees and suspend redemptions temporarily to address a potential run on a fund

3. Exemption for Government funds that invest 99.5% or more of its total assets in cash, government securities, and repurchase agreements backed solely by government securities

4. An exemption for retail funds

5. Enhanced disclosures to improve transparency around money market operations and risks

Such amendments are effective for financial statements with year ending December 31, 2016. Management is still currently still evaluating the impact of such amendments on our financial statements, but does not believe there will be a significant impact to the Government/REPO Portfolio as it already adheres to the new rules by maintaining at least 99.5% or more of its total assets in cash, government securities, and repurchase agreements backed solely by such securities, however, there could be a significant impact to the Money Market Portfolio.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

June 30, 2014

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2014” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government/REPO Portfolio

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Six Months Ended June 30, 2014*
Actual	$1,000.00	$1,000.10	$0.19
Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	$0.19

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.04%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Money Market Portfolio

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Six Months Ended June 30, 2014*
Actual	$1,000.00	$1,000.10	$0.82
Hypothetical (5% return before expenses)	$1,000.00	$1,023.97	$0.83

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

June 30, 2014

(Concluded)

Ultrashort Duration Government Portfolio

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Six Months Ended June 30, 2014*
Actual	$1,000.00	$1,001.80	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Ultrashort Duration Bond Portfolio

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Six Months Ended June 30, 2014*
Actual	$1,000.00	$1,003.20	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2014

Government/REPO

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Repurchase Agreements	100.0%	$136,345,000
Other Asset in excess of Liabilities:	0.0	5,181

Net Assets	100.0%	$136,350,181

Estimated Maturity Information

Maturity Information (1)	Par Value	Percentage of Portfolio
1 - 7 days	$136,345,000	100.0%

	$136,345,000	100.0%

Average Weighted Maturity - 1 day

(1)	Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Government/REPO’s average weighted maturity.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2014

Money Market Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Bank Obligations - Yankee Certificates of Deposit	44.0%	$275,000,021
Commercial Paper - Asset Backed Securities	24.4	152,639,285
Repurchase Agreements	15.2	95,000,000
Time Deposit	7.3	45,364,000
Municipal Bonds	6.4	39,910,000
Commercial Paper - Financial Companies	2.7	16,994,905

Total Investments in Securities	100.0%	$624,908,211

Other Assets in excess of Liabilities:	0.0	16,081

Net Assets	100.0%	$624,924,292

Maturity Information (1)	Par Value	Percentage of Portfolio
1 - 7 days	$232,274,000	37.2%
8 - 14 days	25,000,000	4.0
15 - 30 days	68,000,000	10.9
31 - 60 days	87,700,000	14.0
61 - 90 days	66,500,000	10.7
91 - 120 days	36,500,000	5.8
121 - 150 days	55,000,000	8.8
Over 150 days	54,000,000	8.6

	$624,974,000	100.0%

Average Weighted Maturity - 51 days

(1)	Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Money Market Portfolio’s average weighted maturity.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2014

Ultrashort Duration Government Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
U.S. Treasury Obligations	58.4%	$43,737,153
Agency Obligations	37.0	27,702,391
Registered Investment Company	4.5	3,411,681

Total Investments in Securities	99.9%	$74,851,225

Other Assets in excess of Liabilities:	0.1	55,446

Net Assets	100.0%	$74,906,671

Ultrashort Duration Bond Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Corporate Bonds	21.8%	$29,931,743
Asset-Backed Securities	21.7	29,780,736
U.S. Treasury Obligations	18.0	24,692,650
Agency Obligations	12.0	16,459,977
Commercial Mortgage-Backed Securities	10.9	14,923,763
Registered Investment Company	0.8	1,175,204

Total Investments in Securities	85.2%	$116,964,073

Other Assets in excess of Liabilities:	14.8	20,255,544

Net Assets	100.0%	$137,219,617

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2014

Approval of Investment Advisory Agreements

Board of Trustees’ Consideration of the Investment Advisory Agreements. The Investment Advisory and Service Agreements between Plan Investment Fund, Inc. (“PIF”) and BlackRock Advisors, LLC (“BALLC”) and the Investment Advisory Agreements between PIF and Merganser Capital Management, LLC. (“Merganser”) (collectively, the “Advisory Agreements”), were most recently approved by the Board of Trustees (the “Board” or the “Trustees”) of PIF, including a majority of the Trustees who are not parties to the Advisory Agreements or interested persons (as such term is defined in the Investment Company Act of 1940) of any such party (the “Independent Trustees”), at an in-person meeting of the Board held on April 11, 2014. In determining to approve the Advisory Agreements, the Trustees met with the relevant investment advisory personnel from BALLC and Merganser and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreements. The Board received materials in advance of the meeting relating to its consideration of the Advisory Agreements for the Government/REPO, Money Market, Ultrashort Duration Government and Ultrashort Duration Bond Portfolios, (the “Portfolios”), including, among other things: (i) fees and expense ratios of each Portfolio; (ii) information on the investment performance of each Portfolio in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of BlackRock, Inc. and Merganser, for the year ended December 31, 2013; and (iv) information regarding fees paid to service providers. At the December 6, 2013 Board meeting, the Trustees reviewed a report from Lipper, Inc. (“Lipper”), an independent provider of investment company data. The report contained, along with other information, data regarding fees and expense ratios of the Government/REPO, Money Market, Ultrashort Duration Government and Ultrashort Duration Bond Portfolios in comparison to the fees and expense ratios of a peer group of funds and investment performance of those Portfolios in comparison to the investment performance of a peer group of funds.

Fees and Expenses. In approving the Advisory Agreements, the Trustees, including the Independent Trustees, took into account fees, both before and after any fee waivers and expense reimbursements, and expense ratios of each Portfolio against fees and expense ratios of a peer group of funds with similar asset levels and expense structures (a “peer group”). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by Lipper for the Portfolios.

The Trustees were also provided with information about the services rendered, and the fee rates offered, to other clients advised by BALLC and Merganser, including other money market portfolios and other ultrashort duration portfolios. Based upon all of the information received, the Trustees concluded that the fees to be paid pursuant to the Advisory Agreements were fair and reasonable.

Nature, Extent and Quality of Services. The Trustees received information concerning the investment philosophy and investment process used by the Investment Advisors in managing the Portfolios. In connection with this information, the Trustees considered the Investment Advisors’ in-house research capabilities as well as other resources available to the Investment Advisors’ personnel. The Trustees also considered the quality of the services provided by the Investment Advisors to the Portfolios. The Trustees received and considered information regarding the procedures of the Investment Advisors designed to fulfill their duties to the Portfolios with respect to compliance matters. The Trustees considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Agreements. The reputation of BALLC and Merganser and their financial resources also were taken into consideration. The Trustees concluded that the services provided by the Investment Advisors were consistent with the Portfolios’ requirements and that the Investment Advisors appeared to have the necessary personnel and other resources to meet their obligations under the Advisory Agreements.

Fund Performance. The Board of Trustees, including the Independent Trustees, received and considered information about the investment performance of each Portfolio, as well as the performance of funds with the same investment classification and objective (“performance universe”). The funds included within each Portfolio’s performance universe were selected by Lipper. The Board was provided with performance data over the one, two, three, four, five and ten-year periods ended September 30, 2013 for the Government/REPO and Money Market Portfolios. The Board was provided with performance data over the one-year period ended September 30, 2013 for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios. The Trustees concluded that the performance of each Portfolio was competitive with its performance universe as reported by Lipper.

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2014

(Continued)

Profitability. The Trustees received information regarding the profitability of the individual PIF portfolios for BALLC and Merganser. These portfolios represent a small portion of the total assets which BALLC and Merganser manage.

Economies of Scale. The Independent Trustees received and considered information in the Lipper report regarding economies-of-scale in light of existing breakpoints and the level of assets in the Fund over the past year. The Trustees concluded that the advisory fee structure was reasonable.

Other Benefits to the Investment Advisors. The Board of Trustees, including the Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also potential benefits to the Investment Advisors, such as the engagement of affiliates of the Investment Advisors as service providers to the Portfolios for administrative, transfer agency and custodial services. No single factor was considered in isolation or was determinative to the decision of the Board to approve the Advisory Agreements. Rather, the Board concluded, in light of a weighing and balancing of all factors considered that it was in the best interest of each Portfolio to approve the continuation of the Advisory Agreements, including the fees to be charged for services thereunder.

Annual Meeting of Participation Certificate Holders (Unaudited)

The 2014 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate Holders was held on June 13, 2014. At this meeting the Participation Certificate Holders elected the slate of Trustee nominees recommended by the Board of Trustees, and ratified the selection of Deloitte & Touche LLP, as the independent registered public accounting firm for the fiscal year ending December 31, 2014. Each Government/REPO Portfolio and Money Market Portfolio Participation Certificate Holder of record on the record date is entitled to cast one vote for each such Participation Certificate and a pro rata vote for each such fractional Participation Certificate outstanding in its name as of the record date on each matter to be voted upon at the meeting. Each Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio Participation Certificate Holder of record on the record date is entitled to cast 10 votes for each such Participation Certificate and 10 pro rata votes for each such fractional Participation Certificate outstanding in its name as of the record date on each matter to be voted upon at the meeting. A total of 980,901,567.72 Participation Certificate votes, representing 99.85% of the Participation Certificate eligible votes were voted at the meeting as follows:

	Total PCs Voted	Voted PCs (For)	Voted PCs (Against)	Voted PCs (Abstain)
Election of Trustee Nominees	980,901,567.72	980,901,567.72	0	0
Ratification of independent Registered public accounting firm	980,901,567.72	980,901,567.72	0	0

Form N-Q: The Fund files the Portfolios’ complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Fund’s Forms N-Q may also be obtained, upon request, by calling (800) 621-9215.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Fund’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

[This page intentionally left blank]

2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(630) 472-7700

Plan Investment Fund 2014

Board of Trustees

Dorothy A. Coleman

Executive Vice President and

Chief Financial Officer

Excellus Blue Cross Blue Shield

David A. Cote

Assistant Vice President and

Assistant Treasurer

Blue Cross Blue Shield of South Carolina

Nanette P. DeTurk

Executive Vice President, Chief Administrative

& Strategy Officer and Treasurer

Highmark Health

Robert J. Kolodgy

Senior Vice President of Financial Services and

Government Programs and

Chief Financial Officer

Blue Cross Blue Shield Association

Alan Krigstein

Executive Vice President,

Chief Financial Officer and Treasurer

Independence Blue Cross

Jeffery T. Leber

Chief Financial Officer

Blue Cross & Blue Shield of Mississippi

Gerard T. Mallen

Treasurer and Finance Division

Senior Vice President

Health Care Service Corporation

Vincent P. Price

Executive Vice President and

Chief Financial Officer

Cambia Health Solutions, Inc.

Cynthia M. Vice

Senior Vice President,

Chief Financial Officer and Treasurer

Blue Cross Blue Shield of Alabama

INVESTMENT ADVISORS

GOVERNMENT/REPO PORTFOLIO

AND MONEY MARKET PORTFOLIO

BlackRock Advisors, LLC

Wilmington, Delaware

ULTRASHORT DURATION GOVERNMENT PORTFOLIO

AND ULTRASHORT DURATION BOND PORTFOLIO

Merganser Capital Management, LLC

Boston, Massachusetts

DISTRIBUTOR

Foreside Fund Services, LLC

Portland, ME

Item 2. Code of Ethics.

This item is not applicable to this Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

This item is not applicable to this Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

This item is not applicable to this Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to this Semi-Annual Report.

Item 6. Investments

(a) Schedule of Investments included in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based upon such officers’ evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Susan A. Pickar
Susan A. Pickar, President

August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan A. Pickar
Susan A. Pickar, President
(Principal Executive Officer)

August 28, 2014

By:	/s/ Joseph S. Castellon
Joseph S. Castellon, Treasurer
(Principal Financial Officer)

August 28, 2014

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.